Vessels (Details) - USD ($) $ in Thousands		3 Months Ended			6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	[2]	Jun. 30, 2018	Jun. 30, 2017	[2]
Vessels
Balance, at the beginning of the period	[1]				$ 2,149,751
Depreciation expense		$ 18,375	$ 18,330		36,604	$ 36,464
Balance, at the end of the period		2,141,529			2,141,529
LNG vessel component
Vessels
Balance, at the beginning of the period					2,149,751
Additions					28,382
Depreciation expense					36,604
Balance, at the end of the period		2,141,529			2,141,529
LNG vessel component | Cost
Vessels
Balance, at the beginning of the period					2,390,128
Additions					28,382
Fully amortized dry-docking component		(5,000)			(5,000)
Balance, at the end of the period		2,413,510			2,413,510
LNG vessel component | Accumulated depreciation
Vessels
Balance, at the beginning of the period					240,377
Depreciation expense					36,604
Fully amortized dry-docking component		(5,000)			(5,000)
Balance, at the end of the period		$ 271,981			$ 271,981

[1]	Restated so as to reflect the historical financial statements of GAS-fourteen Ltd., acquired on April 26, 2018 from GasLog Ltd. (“GasLog”) (Note 1).
[2]	Restated so as to reflect the historical financial statements of GAS-eleven Ltd., GAS-thirteen Ltd., GAS-eight Ltd. and GAS-fourteen Ltd., acquired on May 3, 2017, July 3, 2017, October 20, 2017 and April 26, 2018, respectively, from GasLog (Note 1).